Concession Financial and Sector Assets and Liabilities - Summary of Generation Indemnity Receivable (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Investments		R$ 7,792	R$ 8,694	R$ 9,717
Inflation adjustment, net of transfer	R$ 323
Miranda hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Investments	23
Sao simao hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Investments	3
Jaguara hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Investments	R$ 174